Investment Securities (Amortized Cost and Fair Value by Contractual Maturity) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2016	Mar. 31, 2015
Held-to-maturity debt securities, Amortized cost:
Due in one year or less	¥ 263
Due from one year to five years	131,416
Due from five years to ten years	2,442,155
Due after ten years	1,292,834
Held-to-maturity debt securities, Amortized cost	3,866,668	¥ 4,130,451
Held-to-maturity debt securities, Fair value:
Due in one year or less	263
Due from one year to five years	134,442
Due from five years to ten years	2,503,211
Due after ten years	1,293,332
Held-to-maturity debt securities, Fair value	3,931,248	¥ 4,184,139
Available-for-sale debt securities, Fair value:
Due in one year or less	12,092,371
Due from one year to five years	11,025,203
Due from five years to ten years	6,666,948
Due after ten years	5,822,113
Available-for-sale debt securities, Fair value	¥ 35,606,635